UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

 GS Mortgage-Backed Securities Trust 2020-RPL1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

John Garrett Wallace, (212) 357-0655

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A (the “Amendment”).  Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Amendment supplements and amends the Form ABS-15G filed by GS Mortgage Securities Corp. on July 17, 2020 (the “Original Filing”) and is being filed solely to supplement and/or amend (i) the due diligence narrative report attached to the Original Filing as Schedule 1 to Exhibit 99.4 (“Exhibit 99.4”) of the Original Filing and (ii) the credit rating agency grades assigned to certain mortgage loans by the related due diligence vendor that are attached to the Original Filing as Schedule 2 to Exhibit 99.4.  The amended Schedule 1 to Exhibit 99.4 attached to this Amendment  (the “Amended Schedule 1”) supplements and amends certain information concerning the compliance and modification reviews performed by the related due diligence vendor with respect to certain mortgage loans.  The amended Schedule 2 to Exhibit 99.4 attached to this Amendment (the “Amended Schedule 2”) amends certain information concerning the credit rating agency grades assigned by the related due diligence vendor in connection with its compliance review of certain mortgage loans.  The information set forth on Amended Schedule 1 and Amended Schedule 2 corresponds to the mortgage loan pool further described in Schedule 3 through Schedule 5 to Exhibit 99.4 of the Original Filing.

EXHIBIT INDEX

99.4	Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1 – Due Diligence Narrative Report
Schedule 2 – Grades Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 24, 2020

GS Mortgage Securities Corp. (Depositor)

By:	/s/ Michael Dente
Name: Michael Dente
Title: Vice President